Segment Reporting - Schedule of Loss Before Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Before Income Tax Expense [Abstract]
Segment gross profit (loss)	$ 1,639,416	$ 4,685,118	$ 8,304,581
Selling and marketing expenses	(2,080,042)	(3,334,120)	(5,651,505)
General and administrative expenses	(6,947,275)	(7,365,859)	(9,581,030)
Other income (expense), net, including interest expense	544,350	(7,432)	(1,635,146)
Consolidated loss before income tax expense	$ (6,843,551)	$ (6,022,293)	$ (8,563,100)